Commitments and Contingencies - (Details) - USD ($)		6 Months Ended	12 Months Ended
	Mar. 13, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Underwriting discount (as a percent)		2.00%	2.00%
Underwriting discount paid		$ 3,600,000	$ 3,600,000
Deferred Underwriting Fees, Percentage		3.50%	3.50%
Deferred underwriting fees		$ 6,300,000	$ 6,300,000	$ 6,300,000	$ 6,300,000	$ 6,300,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Overallotment option period	45 days		45 days
Additional units issued	3,000,000